UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

The Brinsmere Fund - Conservative ETF
TBFC (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the The Brinsmere Fund - Conservative ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.thebrinsmerefunds.com/investor-materials. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Brinsmere Fund - Conservative ETF	$18	0.35%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the trailing one-year period ending March 31, 2026, The Brinsmere Fund – Conservative ETF (TBFC) returned 11.62% at net-asset-value, outperforming its benchmark, the S&P Target Risk Moderate Index, which returned 11.41% at net-asset-value, over the same period.
Market conditions during the period were characterized by elevated volatility, including tariff-related uncertainty, pressure in the U.S. Treasury market, and a subsequent equity recovery concentrated among a narrow group of large-cap stocks. The advisor’s decision to shift to a neutral allocation stance in Q2 2025 helped position the fund to participate in the subsequent recovery. Exposure to international equities and a shortened bond duration further contributed positively to relative performance.
During the final quarter of the period, markets faced additional headwinds as profit-taking in high-growth technology stocks coincided with rising geopolitical tensions, higher oil prices, and renewed inflation uncertainty. The fund’s allocation to commodities and a gradual tilt toward value-oriented equities, initiated in early 2026, helped mitigate drawdowns relative to the benchmark.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Brinsmere Fund - Conservative ETF	PAGE 1	TSR-SAR-26922B493

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/12/2024)
The Brinsmere Fund - Conservative ETF NAV	11.62	8.50
S&P 500 TR	17.80	16.58
S&P Target Risk Moderate Index (TR)	11.41	9.34
Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$341,737,377
Number of Holdings	29
Portfolio Turnover	83%
30-Day SEC Yield	2.84%
30-Day SEC Yield Unsubsidized	2.84%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(%)*
Vanguard Intermediate-Term Treasury ETF	11.6%
Vanguard Intermediate-Term Corporate Bond ETF	11.6%
Vanguard Short-Term Inflation-Protected Securities ETF	8.1%
iShares MBS ETF	6.6%
State Street SPDR Portfolio S&P 500 ETF	6.6%
iShares 7-10 Year Treasury Bond ETF	4.9%
Xtrackers USD High Yield Corporate Bond ETF	4.3%
Vanguard Long-Term Treasury ETF	4.2%
Invesco S&P 500 Momentum ETF	3.5%
Vanguard Value ETF	2.7%

Security Type	(%)*
Exchange Traded Funds	99.7%
Money Market Funds	0.3%
Cash & Other	0.0%**

Top Ten Countries	(%)*
United States	100.0%
Cash & Other	0.0%**
* Percent of Net Assets.
** Less than 0.05% of Net Assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thebrinsmerefunds.com/investor-materials.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your The Milwaukee Company documents not be householded, please contact The Milwaukee Company at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by The Milwaukee Company or your financial intermediary.
The Brinsmere Fund - Conservative ETF	PAGE 2	TSR-SAR-26922B493

The Brinsmere Fund Growth - ETF
TBFG (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the The Brinsmere Fund Growth - ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.thebrinsmerefunds.com/investor-materials. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Brinsmere Fund Growth - ETF	$18	0.35%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the trailing one-year period ending March 31, 2026, The Brinsmere Fund – Growth ETF (TBFG) returned 16.25% at net-asset-value, outperforming its benchmark, the S&P Target Risk Balanced Index, which returned 14.87% at net-asset-value, over the same period.
Market conditions during the period were characterized by elevated volatility, including tariff-related uncertainty, pressure in the U.S. Treasury market, and a subsequent equity recovery concentrated among a narrow group of large-cap stocks. The advisor’s decision to shift to a neutral allocation stance in Q2 2025 helped position the fund to participate in the subsequent recovery. Exposure to international equities and a shortened bond duration further contributed positively to relative performance.
During the final quarter of the period, markets faced additional headwinds as profit-taking in high-growth technology stocks coincided with rising geopolitical tensions, higher oil prices, and renewed inflation uncertainty. The fund’s allocation to commodities and a gradual tilt toward value-oriented equities, initiated in early 2026, helped mitigate drawdowns relative to the benchmark.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Brinsmere Fund Growth - ETF	PAGE 1	TSR-SAR-26922B519

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/12/2024)
The Brinsmere Fund Growth - ETF NAV	16.25	10.97
S&P 500 TR	17.80	16.58
S&P Target Risk Growth Index (TR)	14.87	11.86
Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$355,803,146
Number of Holdings	28
Portfolio Turnover	101%
30-Day SEC Yield	2.15%
30-Day SEC Yield Unsubsidized	2.15%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(%)*
State Street SPDR Portfolio S&P 500 ETF	11.0%
Invesco S&P 500 Momentum ETF	6.1%
Vanguard FTSE Developed Markets ETF	6.0%
Invesco RAFI US 1000 ETF	4.7%
Dimensional US Equity Market ETF	4.7%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.7%
Vanguard Intermediate-Term Treasury ETF	4.6%
Vanguard Intermediate-Term Corporate Bond ETF	4.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.4%
iShares MSCI EAFE Min Vol Factor ETF	3.4%

Security Type	(%)*
Exchange Traded Funds	99.6%
Money Market Funds	0.4%
Cash & Other	0.0%**

Top Ten Countries	(%)*
United States	100.0%
Cash & Other	0.0%**
* Percent of Net Assets.
** Less than 0.05% of Net Assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thebrinsmerefunds.com/investor-materials.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your The Milwaukee Company documents not be householded, please contact The Milwaukee Company at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by The Milwaukee Company or your financial intermediary.
The Brinsmere Fund Growth - ETF	PAGE 2	TSR-SAR-26922B519

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

The Brinsmere Fund - Conservative ETF
The Brinsmere Fund - Growth ETF
Semi-Annual Financial Statements and Additional Information
March 31, 2026 (Unaudited)

THE BRINSMERE FUND - CONSERVATIVE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.7%
Alternatives - 2.6%
iMGP DBi Managed Futures Strategy ETF	299,231	$9,021,815
Commodities - 2.4%
SPDR Gold MiniShares Trust(a)	86,934	8,057,912
Domestic Equity - 26.9%
Dimensional US Equity Market ETF	123,072	8,727,036
Invesco RAFI US 1000 ETF	185,999	8,840,532
Invesco S&P 500 Momentum ETF	107,980	12,105,638
iShares MSCI USA Min Vol Factor ETF	97,559	9,047,622
State Street SPDR Portfolio S&P 400 Mid Cap ETF	125,672	7,442,296
State Street SPDR Portfolio S&P 500 ETF	293,318	22,450,560
State Street SPDR Portfolio S&P 600 Small Cap ETF	114,665	5,540,613
Vanguard High Dividend Yield ETF	57,723	8,548,776
Vanguard Value ETF	46,362	9,096,224
		91,799,297
Domestic Fixed Income - 52.8%
iShares 7-10 Year Treasury Bond ETF	176,858	16,879,327
iShares MBS ETF	236,933	22,496,788
Vanguard Intermediate-Term Corporate Bond ETF	477,629	39,523,800
Vanguard Intermediate-Term Treasury ETF	668,003	39,779,579
Vanguard Long-Term Treasury ETF	260,115	14,398,666
Vanguard Short-Term Inflation-Protected Securities ETF	551,570	27,550,921
Vanguard Total Bond Market ETF	70,925	5,222,917
Xtrackers USD High Yield Corporate Bond ETF	402,830	14,566,333
		180,418,331
Foreign Equity - 15.0%
Avantis International Small Cap Value ETF	55,474	5,539,634
Columbia EM Core ex-China ETF	110,511	4,509,954
Dimensional Emerging Markets Value ETF	159,689	5,713,672
Dimensional International Core Equity 2 ETF	158,235	5,622,090
Dimensional International Value ETF	108,895	5,747,478
iShares MSCI EAFE Min Vol Factor ETF	63,775	5,827,122
Schwab Fundamental International Equity ETF	116,798	5,714,926
Vanguard FTSE Developed Markets ETF	131,517	8,427,609
Vanguard FTSE Emerging Markets ETF	80,227	4,336,269
		51,438,754
TOTAL EXCHANGE TRADED FUNDS (Cost $337,125,747)		340,736,109

The accompanying notes are an integral part of these financial statements.

1

THE BRINSMERE FUND - CONSERVATIVE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Treasury Obligations Fund - Class X, 3.59%(b)	1,093,907	$1,093,907
TOTAL MONEY MARKET FUNDS (Cost $1,093,907)		1,093,907
TOTAL INVESTMENTS - 100.0% (Cost $338,219,654)		$341,830,016
Liabilities in Excess of Other Assets - (0.0)%(c)		(92,639)
TOTAL NET ASSETS - 100.0%		$341,737,377

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

THE BRINSMERE FUND - GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.6%
Alternatives - 2.5%
iMGP DBi Managed Futures Strategy ETF	290,551	$8,760,113
Commodities - 2.3%
SPDR Gold MiniShares Trust(a)	87,482	8,108,707
Domestic Equity - 45.3%
Dimensional US Equity Market ETF	235,155	16,674,841
Invesco RAFI US 1000 ETF	355,399	16,892,115
Invesco S&P 500 Momentum ETF	192,023	21,527,699
iShares MSCI USA Min Vol Factor ETF	128,031	11,873,595
State Street SPDR Portfolio S&P 400 Mid Cap ETF	280,796	16,628,739
State Street SPDR Portfolio S&P 500 ETF	509,819	39,021,546
State Street SPDR Portfolio S&P 600 Small Cap ETF	321,866	15,552,565
Vanguard High Dividend Yield ETF	72,774	10,777,829
Vanguard Small-Cap Growth ETF	5,217	1,576,838
Vanguard Value ETF	54,081	10,610,692
		161,136,459
Domestic Fixed Income - 17.4%
iShares MBS ETF	75,205	7,140,715
Vanguard Intermediate-Term Corporate Bond ETF	197,944	16,379,866
Vanguard Intermediate-Term Treasury ETF	276,840	16,485,822
Vanguard Long-Term Treasury ETF	97,528	5,398,662
Vanguard Short-Term Inflation-Protected Securities ETF	222,722	11,124,964
Xtrackers USD High Yield Corporate Bond ETF	151,042	5,461,679
		61,991,708
Foreign Equity - 32.1%
Avantis International Small Cap Value ETF	116,485	11,632,192
Columbia EM Core ex-China ETF	257,838	10,522,369
Dimensional Emerging Markets Value ETF	335,311	11,997,428
Dimensional International Core Equity 2 ETF	332,263	11,805,304
Dimensional International Value ETF	228,654	12,068,358
iShares MSCI EAFE Min Vol Factor ETF	133,915	12,235,814
Schwab Fundamental International Equity ETF	245,256	12,000,376
Vanguard FTSE Developed Markets ETF	331,622	21,250,338
Vanguard FTSE Emerging Markets ETF	199,810	10,799,730
		114,311,909
TOTAL EXCHANGE TRADED FUNDS (Cost $347,708,768)		354,308,896

The accompanying notes are an integral part of these financial statements.

3

THE BRINSMERE FUND - GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.59%(b)	1,584,535	$1,584,535
TOTAL MONEY MARKET FUNDS (Cost $1,584,535)		1,584,535
TOTAL INVESTMENTS - 100.0% (Cost $349,293,303)		$355,893,431
Liabilities in Excess of Other Assets - (0.0)%(c)		(90,285)
TOTAL NET ASSETS - 100.0%		$355,803,146

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

THE BRINSMERE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

	Conservative ETF	Growth ETF
ASSETS:
Investments, at value	$341,830,016	$355,893,431
Receivable for fund shares sold	841,440	1,791,108
Dividends receivable	6,442	4,902
Total assets	342,677,898	357,689,441
LIABILITIES:
Payable for investments purchased	836,619	1,778,399
Payable to Adviser	103,902	107,896
Total liabilities	940,521	1,886,295
NET ASSETS	$341,737,377	$355,803,146
Net Assets Consists of:
Paid-in capital	$307,350,291	$305,488,751
Total distributable earnings (accumulated losses)	34,387,086	50,314,395
Total net assets	$341,737,377	$355,803,146
Net assets	$341,737,377	$355,803,146
Shares issued and outstanding(a)	12,184,000	11,919,000
Net asset value per share	$28.05	$29.85
Cost:
Investments, at cost	$338,219,654	$349,293,303

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

THE BRINSMERE FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

	Conservative ETF	Growth ETF
INVESTMENT INCOME:
Dividend income	$6,711,917	$6,981,121
Other income	—	234
Total investment income	6,711,917	6,981,355
EXPENSES:
Investment advisory fee	604,114	649,774
Total expenses	604,114	649,774
Net investment income (loss)	6,107,803	6,331,581
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,436,658)	(2,243,461)
In-kind redemptions	22,963,415	44,950,924
Net realized gain (loss)	21,526,757	42,707,463
Net change in unrealized appreciation (depreciation) on:
Investments	(21,582,656)	(39,028,736)
Net change in unrealized appreciation (depreciation)	(21,582,656)	(39,028,736)
Net realized and unrealized gain (loss)	(55,899)	3,678,727
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,051,904	$10,010,308

The accompanying notes are an integral part of these financial statements.

6

THE BRINSMERE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Conservative ETF		Growth ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$6,107,803	$8,193,256	$6,331,581	$6,326,292
Net realized gain (loss)	21,526,757	9,970,187	42,707,463	1,762,640
Net change in unrealized appreciation (depreciation)	(21,582,656)	793,080	(39,028,736)	20,430,821
Net increase (decrease) in net assets from operations	6,051,904	18,956,523	10,010,308	28,519,753
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,425,428)	(9,347,558)	(6,380,106)	(7,689,511)
Total distributions to shareholders	(6,425,428)	(9,347,558)	(6,380,106)	(7,689,511)
CAPITAL TRANSACTIONS:
Shares sold	235,104,379	141,625,441	220,323,255	285,946,153
Shares redeemed	(225,755,210)	(114,754,012)	(333,008,867)	(130,690,787)
Net increase (decrease) in net assets from capital transactions	9,349,169	26,871,429	(112,685,612)	155,255,366
Net increase (decrease) in net assets	8,975,645	36,480,394	(109,055,410)	176,085,608
NET ASSETS:
Beginning of the period	332,761,732	296,281,338	464,858,556	288,772,948
End of the period	$341,737,377	$332,761,732	$355,803,146	$464,858,556
SHARES TRANSACTIONS
Shares sold	8,210,000	5,300,000	7,200,000	10,140,000
Shares redeemed	(7,910,000)	(4,310,000)	(11,040,000)	(4,780,000)
Total increase (decrease) in shares outstanding	300,000	990,000	(3,840,000)	5,360,000

The accompanying notes are an integral part of these financial statements.

7

THE BRINSMERE FUND - CONSERVATIVE ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.00	$27.20	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.50	0.72	0.46
Net realized and unrealized gain (loss) on investments(d)	0.07	0.90	2.18
Total from investment operations	0.57	1.62	2.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.70)	(0.44)
Net realized gains	(0.02)	(0.12)	—
Total distributions	(0.52)	(0.82)	(0.44)
Net asset value, end of period	$28.05	$28.00	$27.20
Total return(e)	2.04%	6.16%	10.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$341,737	$332,762	$296,281
Ratio of expenses to average net assets(f)(g)	0.35%	0.35%	0.35%
Ratio of tax expenses to average net assets(f)(g)	—%	0.00%(h)	—%
Ratio of net investment income (loss) to average net assets(f)(g)	3.54%	2.69%	2.48%
Portfolio turnover rate(e)(i)	83%	195%	85%

(a)	Inception date of the Fund was January 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income from the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

THE BRINSMERE FUND - GROWTH ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.50	$27.77	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.51	0.57	0.32
Net realized and unrealized gain (loss) on investments(d)	0.36	1.85	2.75
Total from investment operations	0.87	2.42	3.07
LESS DISTRIBUTIONS FROM:
Net investment income	(0.52)	(0.54)	(0.30)
Net realized gains	—	(0.15)	—
Total distributions	(0.52)	(0.69)	(0.30)
Net asset value, end of period	$29.85	$29.50	$27.77
Total return(e)	2.96%	8.92%	12.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$355,803	$464,859	$288,773
Ratio of expenses to average net assets(f)(g)	0.35%	0.35%	0.35%
Ratio of tax expenses to average net assets(f)(g)	—%	0.00%(h)	—%
Ratio of net investment income (loss) to average net assets(f)(g)	3.41%	2.06%	1.71%
Portfolio turnover rate(e)(i)	101%	195%	138%

(a)	Inception date of the Fund was January 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income from the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

THE BRINSMERE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Brinsmere Fund - Conservative ETF and The Brinsmere Fund - Growth ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of The Brinsmere Fund - Conservative ETF is to seek long-term capital appreciation in a manner that is consistent with capital preservation. The investment objective of The Brinsmere Fund - Growth ETF is to seek long-term growth of capital. Both The Brinsmere Fund - Conservative ETF and The Brinsmere Fund - Growth ETF commenced operations on January 12, 2024.
The end of the reporting period for the Funds is March 31, 2026. The current fiscal period is the period from October 1, 2025 through March 31, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

10

THE BRINSMERE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
The Brinsmere Fund - Conservative ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$340,736,109	$—	$—	$340,736,109
Short-Term Investments	1,093,907	—	—	1,093,907
Total Investments in Securities	$341,830,016	$—	$—	$341,830,016

The Brinsmere Fund - Growth ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$354,308,896	$—	$—	$354,308,896
Short-Term Investments	1,584,535	—	—	1,584,535
Total Investments in Securities	$355,893,431	$—	$—	$355,893,431

^	See Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local income and excise tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or

11

THE BRINSMERE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly by the Funds. Distributions to shareholders of net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to differing book and tax treatments of redemptions in-kind.

For the fiscal year ended September 30, 2025, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
The Brinsmere Fund - Conservative ETF	$(9,551,245)	$9,551,245
The Brinsmere Fund - Growth ETF	$(7,008,557)	$7,008,557

I.
New Accounting Pronouncements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers of the Investment Manager, who serve as the chief operation decision makers, using the information presented in the financial statements and financial highlights.

In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.
J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

12

THE BRINSMERE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Estate Counselors, LLC, doing business as The Milwaukee Company (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”), is also responsible for arranging transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Funds’ average daily net assets. The Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
The Brinsmere Fund - Conservative ETF	$302,695,289	$285,562,074
The Brinsmere Fund - Growth ETF	$391,409,344	$386,787,299

During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
The Brinsmere Fund - Conservative ETF	$215,601,107	$223,964,582
The Brinsmere Fund - Growth ETF	$212,537,515	$329,053,622

13

THE BRINSMERE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings/(accumulated losses) and cost basis of investments for federal income tax purposes at September 30, 2025 were as follows:

	Conservative ETF	Growth ETF
Tax cost of investments	$307,987,721	$419,133,806
Gross tax unrealized appreciation	$25,206,751	$45,629,326
Gross tax unrealized depreciation	(531,377)	(772,407)
Net tax unrealized appreciation/(depreciation)	24,675,374	44,856,919
Undistributed ordinary income	288,182	442,135
Undistributed long-term capital gains	245,809	—
Other accumulated gain/(loss)	—	(5,623,418)
Distributable earnings/(accumulated losses)	$25,209,365	$39,675,636

The difference between book and tax-basis cost is attributable to wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2025, the Funds did not have any Post-October losses or late-year ordinary losses.
At September 30, 2025, the Brinsmere Fund – Growth ETF had a non-expiring short-term capital loss carryforward of $5,623,418. During the period ended September 30, 2025, no capital loss carryforwards were utilized by the Funds.
The tax character of distributions paid by the Funds during the fiscal period ended September 30, 2024 was as follows:

	Ordinary Income	Capital Gains
The Brinsmere Fund – Conservative ETF	$4,834,843	$—
The Brinsmere Fund – Growth ETF	$3,130,483	$—

The tax character of distributions paid by the Funds during the fiscal period ended September 30, 2025 was as follows:

	Ordinary Income	Capital Gains
The Brinsmere Fund – Conservative ETF	$9,342,991	$4,567
The Brinsmere Fund – Growth ETF	$6,235,207	$1,454,304

NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units.

14

THE BRINSMERE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 7 – RISKS
Investment Company Risk. The risks of investing in investment companies, such as the underlying funds, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of March 31, 2026, one shareholder owned greater than 25% of the outstanding shares of each Fund, and may be deemed to control each Fund.

15

THE BRINSMERE FUNDS
FEDERAL TAX INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal period ended September 30, 2025, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

The Brinsmere Fund – Conservative ETF	19.45%
The Brinsmere Fund – Growth ETF	40.82%

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal period ended September 30, 2025 was as follows:

The Brinsmere Fund – Conservative ETF	1.55%
The Brinsmere Fund – Growth ETF	1.40%

SHORT-TERM CAPITAL GAIN
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

The Brinsmere Fund – Conservative ETF	13.76%
The Brinsmere Fund – Growth ETF	2.20%

16

THE BRINSMERE FUNDS
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Not applicable.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

17

THE BRINSMERE FUNDS
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
The Brinsmere Fund – Growth ETF (TBFG)
The Brinsmere Fund – Conservative ETF (TBFC)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 11-12, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Estate Counselors, LLC, d/b/a The Milwaukee Company (the “Adviser”), Penserra Capital Management, LLC (the “Sub-Adviser”), and the Trust, on behalf of The Brinsmere Fund – Growth ETF (“TBFG”) and The Brinsmere Fund – Conservative ETF (“TBFC”) (each, a “Fund” and, together, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Sub-Adviser; (ii) the Funds’ historical performance; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to the Funds; (iv) comparative performance, fee, and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by FUSE Research Network (“FUSE”), an independent third party, that compares the Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “FUSE Report”); (v) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to the Funds are shared with Fund shareholders; (vi) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference nine days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Sub-Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. The Board also noted that the Sub-Adviser provides investment sub-advisory services to other series of the Trust, and, over the course of the year, the Sub-Adviser provided written and oral updates to the Board with respect to its sub-advisory services to those funds. Additionally, at the Meeting, a Sub-Adviser representative provided an oral overview of the services provided to the Funds by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the Materials and the Sub-Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the continuation of the Sub-Advisory Agreement in light of this information.
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Funds, as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board noted the responsibilities that the Sub-Adviser has as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the Funds’ assets; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Funds’ shares; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation

18

THE BRINSMERE FUNDS
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.
Historical Performance. The Trustees next considered each Fund’s performance. The Board considered Fund returns for the period ended December 31, 2025. The Board reviewed the Materials, including the FUSE Report, which compared the performance results of each Fund with the returns of two groups of the Fund’s peer funds: (1) the broader category group of actively managed, tactical allocation ETFs with similar pricing characteristics (each, a “Peer Universe”) and (2) a group of ETFs selected from the Peer Universe by FUSE as most comparable to the Fund (each, a “Peer Group”).
  TBFG: The Board noted that TBFG outperformed the median return of its Peer Group and Peer Universe for the one-year period and since inception periods. In addition, the Board noted that TBFG underperformed its broad-based benchmark, the S&P 500® Index, over the one-year and since inception periods, and TBFG underperformed the S&P Target Risk Balanced Index, the Fund’s secondary benchmark index, over the one-year period. However, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies and the S&P Target Risk Balanced Index is designed to measure the performance of equity allocations while seeking to provide limited fixed income exposure to diversify risk; whereas, the Fund seeks to achieve its investment objective by investing in a globally diversified portfolio of equity and bond markets.
  TBFC: The Board noted that TBFC slightly outperformed the median return of its Peer Group and Peer Universe for the one-year period and performed in line with its Peer Group, but trailed the median return of its Peer Universe, for the since inception period. In addition, the Board noted that TBFC underperformed its broad-based benchmark, the S&P 500® Index, over the one-year and since inception periods, and TBFC underperformed the S&P Target Risk Moderate Index, the Fund’s secondary benchmark index, over both periods. However, the Board noted that the S&P 500® Index provides an indication of the performance of U.S. large-cap companies and the S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities; whereas, the Fund seeks to achieve its investment objective by investing in a globally diversified portfolio of equity and bond markets.
The Board also considered that each Fund’s inception date was January 12, 2024, nearly two years prior to December 31, 2025, which was a relatively short period of time over which to evaluate a Fund’s performance and draw meaningful conclusions about its management.
Cost of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser has an affiliated broker-dealer that may execute a limited amount of the brokerage transactions for the Funds and, consequently, the Sub-Adviser would benefit indirectly from any commissions paid to such affiliated broker-dealer. The Board noted that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account analyses of the Sub-Adviser’s profitability with respect to each Fund at various Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that although each Fund’s sub-advisory fee rate does not include asset-level breakpoints, because each Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.

19

THE BRINSMERE FUNDS
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

20

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/5/2026

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	6/5/2026

*	Print the name and title of each signing officer under his or her signature.